FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of financial risk management [line Items]
Schedule of Direct Credits (Without Interest) Classification into Groups and Allowance for each Types of Loans

	2025				2024
Commercial loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Neither past due nor impaired	66,660,719	4,215,063	–	70,875,782	67,303,201	3,509,158	–	70,812,359
Past due but not impaired	414,188	335,073	–	749,261	612,574	468,459	–	1,081,033
Impaired	–	–	4,519,803	4,519,803	–	–	5,028,223	5,028,223
Gross	67,074,907	4,550,136	4,519,803	76,144,846	67,915,775	3,977,617	5,028,223	76,921,615
Less: Allowance for loan losses	436,438	277,425	2,045,256	2,759,119	493,130	291,963	2,159,115	2,944,208
Total, net	66,638,469	4,272,711	2,474,547	73,385,727	67,422,645	3,685,654	2,869,108	73,977,407

Residential mortgage loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Neither past due nor impaired	21,569,665	1,844,208	–	23,413,873	18,451,482	3,819,271	–	22,270,753
Past due but not impaired	569,988	586,274	–	1,156,262	505,016	672,405	–	1,177,421
Impaired	–	–	1,617,451	1,617,451	–	–	1,643,883	1,643,883
Gross	22,139,653	2,430,482	1,617,451	26,187,586	18,956,498	4,491,676	1,643,883	25,092,057
Less: Allowance for loan losses	49,855	116,289	800,442	966,586	66,260	168,188	819,671	1,054,119
Total, net	22,089,798	2,314,193	817,009	25,221,000	18,890,238	4,323,488	824,212	24,037,938

Small and Micro business loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Neither past due nor impaired	18,382,809	3,627,093	–	22,009,902	16,589,516	3,670,678	–	20,260,194
Past due but not impaired	194,879	467,420	–	662,299	257,476	573,634	–	831,110
Impaired	–	–	1,357,696	1,357,696	–	–	1,686,829	1,686,829
Gross	18,577,688	4,094,513	1,357,696	24,029,897	16,846,992	4,244,312	1,686,829	22,778,133
Less: Allowance for loan losses	472,604	412,193	949,739	1,834,536	384,145	396,678	1,167,311	1,948,134
Total, net	18,105,084	3,682,320	407,957	22,195,361	16,462,847	3,847,634	519,518	20,829,999

Consumer loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Neither past due nor impaired	17,253,968	3,122,322	–	20,376,290	14,188,847	3,335,516	–	17,524,363
Past due but not impaired	158,736	344,579	–	503,315	160,755	383,227	–	543,982
Impaired	–	–	1,387,164	1,387,164	–	–	1,459,095	1,459,095
Gross	17,412,704	3,466,901	1,387,164	22,266,769	14,349,602	3,718,743	1,459,095	19,527,440
Less: Allowance for loan losses	459,980	499,439	1,150,290	2,109,709	331,011	514,255	1,203,250	2,048,516
Total, net	16,952,724	2,967,462	236,874	20,157,060	14,018,591	3,204,488	255,845	17,478,924

Consolidated of loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Total gross direct credits, Note 7(a)	125,204,952	14,542,032	8,882,114	148,629,098	118,068,867	16,432,348	9,818,030	144,319,245
Total allowance for loan losses, Note 7(a)	1,418,877	1,305,346	4,945,727	7,669,950	1,274,546	1,371,084	5,349,347	7,994,977
Total net direct loans	123,786,075	13,236,686	3,936,387	140,959,148	116,794,321	15,061,264	4,468,683	136,324,268

Schedule of Renegotiated Loans, Refinanced Loans and Expected Loss
As of December 31, 2025, and 2024, renegotiated loans, refinanced loans and their expected loss are composed as follows:

	2025		2024
	Refinanced loans	Allowance for loan losses	Refinanced loans	Allowance for loan losses
	S/(000)	S/(000)	S/(000)	S/(000)

Stage 1	108,144	7,708	89,847	5,961
Stage 2	82,595	10,046	60,494	9,968
Stage 3	1,737,423	865,367	2,059,690	971,741
Total	1,928,162	883,121	2,210,031	987,670

	2025		2024
	Renegotiated loans	Allowance for loan losses	Renegotiated loans	Allowance for loan losses
	S/(000)	S/(000)	S/(000)	S/(000)

Stage 1	1,869,447	8,836	3,090,297	23,513
Stage 2	284,866	25,041	579,176	55,208
Stage 3	531,370	308,266	711,770	417,017
Total	2,685,683	342,143	4,381,243	495,738

Schedule of Impaired Loans, Fair Value of Collateral and Allowance of Loan Losses
The detail of the gross amount of impaired direct loans by type of loan, together with the fair value of the related collateral and the amounts of its allowance for loan losses, are as follows:

	2025					2024
	Commercial loans	Residential mortgage loans	Microbusiness loans	Consumer loans	Total	Commercial loans	Residential mortgage loans	Microbusiness loans	Consumer loans	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Impaired loans	4,519,803	1,617,451	1,357,696	1,387,164	8,882,114	5,028,223	1,643,883	1,686,829	1,459,095	9,818,030
Fair value of collateral	3,602,914	1,377,151	249,294	450,104	5,679,463	3,979,625	1,401,503	388,752	439,736	6,209,616
Allowance for loan losses	2,045,256	800,442	949,739	1,150,290	4,945,727	2,159,115	819,671	1,167,311	1,203,250	5,349,347

Schedule of Overdue Loans under IFRS 7
The total of the following reflects all overdue loans according to IFRS 7: (i) loans with payment delays of one day or more but that are not considered overdue under internal criteria and (ii) overdue loans under internal criteria.

	2025						2024
	Current loans	Current but impaired loans	Loans with delays in payments of one day or more but not considered internal overdue loans	Internal overdue loans	Total	Total past due under IFRS 7	Current loans	Current but impaired loans	Loans with delays in payments of one day or more but not considered internal overdue loans	Internal overdue loans	Total	Total past due under IFRS 7
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Neither past due nor impaired	136,675,847	–	–	-	136,675,847	-	130,867,669	–	–	-	130,867,669	-
Past due but not impaired	–	–	2,774,121	297,016	3,071,137	3,071,137	-	–	3,189,089	444,457	3,633,546	3,633,546
Impaired debt	–	3,531,294	826,710	4,524,110	8,882,114	5,350,820	–	3,802,650	1,029,703	4,985,677	9,818,030	6,015,380
Total	136,675,847	3,531,294	3,600,831	4,821,126	148,629,098	8,421,957	130,867,669	3,802,650	4,218,792	5,430,134	144,319,245	9,648,926

Schedule of Classification of Direct Loans by Banking and Maturity
The classification of direct loans by type of loan and type of maturity is shown below:

	2025					2024
	Current loans	Current but impaired loans	Loans with delays in payments of one day or more but not considered internal overdue loans	Internal overdue loans	Total	Current loans	Current but impaired loans	Loans with delays in payments of one day or more but not considered internal overdue loans	Internal overdue loans	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	70,875,782	2,061,610	922,937	2,284,517	76,144,846	70,812,359	2,256,618	1,220,408	2,632,230	76,921,615
Residential mortgage loans	23,413,873	583,148	1,411,644	778,921	26,187,586	22,270,753	573,359	1,456,906	791,039	25,092,057
Microbusiness loans	22,009,902	302,528	618,804	1,098,663	24,029,897	20,260,194	328,229	779,402	1,410,308	22,778,133
Consumer loans	20,376,290	584,008	647,446	659,025	22,266,769	17,524,363	644,444	762,076	596,557	19,527,440
Total	136,675,847	3,531,294	3,600,831	4,821,126	148,629,098	130,867,669	3,802,650	4,218,792	5,430,134	144,319,245

Schedule of Carrying Amount of Allowances for Direct and Indirect Loans Losses and its Estimation
The following table presents a comparison between the carrying amount of the allowance for credit losses of the direct loan portfolio, indirect loans, and bankers’ acceptances granted to customers, and its estimate under the three scenarios: base, optimistic, and pessimistic.

	2025	2024
	S/(000)	S/(000)

Carrying amount	8,041,526	8,378,895

Scenarios:
Optimistic	7,960,895	8,283,450
Base	8,031,548	8,369,849
Pessimistic	8,142,114	8,492,433

Schedule of Risk Rating Analysis of Investments
The following table shows the risk analysis of the investments provided by the institutions referred to above:

	2025		2024
	S/(000)	%	S/(000)	%
Instruments issued in Peru:
BBB- to BBB+	25,036,590	47.5	23,952,251	44.5
BB- to BB+	865,912	1.6	910,170	1.7
Lower and equal to +B	—	–	33,402	0.1
Unrated:
BCRP certificates of deposit	10,884,030	20.6	11,435,757	21.2
Listed and unlisted securities	139,019	0.3	158,620	0.3
Restricted mutual funds	336,159	0.6	307,225	0.6
Investment funds	934,923	1.8	835,689	1.6
Mutual funds	43,143	0.1	66,156	0.1
Other instruments	221,336	0.4	276,372	0.5
Subtotal	38,461,112	72.9	37,975,642	70.6

	2025		2024
	S/(000)	%	S/(000)	%
Instruments issued abroad:
AAA	348,800	0.7	442,467	0.8
AA- to AA+	1,396,825	2.5	2,562,695	4.7
A- to A+	2,888,578	5.5	2,720,507	5.1
BBB- to BBB+	4,220,090	8.0	4,904,951	9.1
BB- to BB+	3,070,701	5.8	2,608,610	4.8
Lower and equal to +B	81,332	0.2	60,822	0.1
Unrated:
Listed and unlisted securities	21,356	—	42,033	0.1
Mutual funds	661,793	1.3	556,001	1.0
Participations of RAL funds	125,393	0.2	432,503	0.8
Investment funds	563,245	1.1	566,267	1.1
Other instruments	965,717	1.8	953,360	1.8
Subtotal	14,343,830	27.1	15,850,216	29.4
Total	52,804,942	100.0	53,825,858	100.0

Schedule of Concentration of Financial Instruments Exposed to Credit Risk
As of December 31, 2025 and 2024, financial instruments with exposure to credit risk were distributed considering the following economic sectors:

	2025					2024
	At fair value through profit for loss					At fair value through profit for loss
	Held for trading, hedging and others (*)	Designated at inception	Financial assets at amortized cost	At fair value through other comprehensive income investments and hedging (**)	Total	Held for trading, hedging and others (*)	Designated at inception	Financial assets at amortized cost	At fair value through other comprehensive income investments and hedging (**)	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Central Reserve Bank of Peru	34	–	38,956,544	10,884,030	49,840,608	44,599	–	36,640,462	11,435,757	48,120,818
Financial services	2,792,539	766,516	17,182,430	3,929,527	24,671,012	2,181,025	633,527	18,345,088	4,196,687	25,356,327
Commerce	61,109	1,029	29,358,035	1,308,456	30,728,629	4,441	1,130	26,546,422	1,263,109	27,815,102
Government and public administration	2,122,871	221,174	8,416,242	13,758,649	24,518,936	2,153,564	42,978	8,451,218	13,471,446	24,119,206
Mortgage loans	–	–	25,336,172	–	25,336,172	–	–	24,165,038	–	24,165,038
Manufacturing	41,417	1,041	20,102,547	1,891,011	22,036,016	157,215	81	21,260,811	1,918,004	23,336,111
Consumer loans	–	–	19,877,075	–	19,877,075	–	–	18,494,305	–	18,494,305
Communications, storage and transportation	2,878	–	10,407,568	823,140	11,233,586	25,331	254,562	9,928,424	991,194	11,199,511
Electricity, gas and water	54,641	1,025	5,760,870	2,006,255	7,822,791	109,673	87	5,917,891	2,245,021	8,272,672
Real estate and leasing	299,455	–	3,539,887	56,927	3,896,269	163,867	–	4,872,017	2,408	5,038,292
Mining	5,560	–	4,812,472	378,801	5,196,833	5,563	–	3,670,102	226,845	3,902,510
Agriculture	36	–	4,619,970	4,251	4,624,257	3,995	–	4,610,164	8,034	4,622,193
Construction	9,091	–	2,513,582	360,966	2,883,639	3,901	–	2,924,805	390,071	3,318,777
Hotels and restaurants	–	–	2,314,739	–	2,314,739	–	–	2,570,704	–	2,570,704
Education, health and others	229,839	1,542	1,435,961	655,588	2,322,930	390,150	10	1,736,113	844,135	2,970,408
Fishing	134	–	827,182	–	827,316	4	–	669,274	–	669,278
Insurance	–	–	124,299	–	124,299	3,252	–	133,086	–	136,338
Community services and others	568,820	102	12,213,192	2,977,125	15,759,239	373,554	359	8,254,825	3,149,927	11,778,665
Total	6,188,424	992,429	207,798,767	39,034,726	254,014,346	5,620,134	932,734	199,190,749	40,142,638	245,886,255
(*)It includes non-trading investments that did not pass SPPI test.
(**)OCI: Other comprehensive income.

Schedule of Financial Assets Subject to Offsetting
Financial assets subject to offsetting, enforceable master offsetting agreements and similar agreements:

	2025
		Net of financial assets presented in the consolidated statements of financial position	Related amounts not offset in the consolidated statement of financial position
Details	Gross amounts recognized financial assets		Financial instruments	Cash collateral received	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Receivables from derivatives	1,231,865	1,231,865	(499,494)	(438,073)	294,298
Cash collateral, reverse repurchase agreements and securities borrowing	2,177,200	2,177,200	(350,854)	(12,635)	1,813,711
Investments at fair value through other comprehensive income and amortized cost pledged as collateral	6,314,420	6,314,420	(5,302,304)	–	1,012,116
Total	9,723,485	9,723,485	(6,152,652)	(450,708)	3,120,125

	2024
		Net of financial assets presented in the consolidated statements of financial position	Related amounts not offset in the consolidated statement of financial position
Details	Gross amounts recognized financial assets		Financial instruments	Cash collateral received	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Receivables from derivatives	904,791	904,791	(310,932)	(37,615)	556,244
Cash collateral, reverse repurchase agreements and securities borrowing	1,033,177	1,033,177	–	(19,151)	1,014,026
Investments at fair value through other comprehensive income and amortized cost pledged as collateral	6,997,811	6,997,811	(6,159,186)	–	838,625
Total	8,935,779	8,935,779	(6,470,118)	(56,766)	2,408,895

Schedule of Financial Liabilities Subject to Offsetting
Financial liabilities subject to offsetting, enforceable offsetting master agreements and similar agreements:

	2025
		Net amounts of financial liabilities presented in the consolidated statement of financial position	Related amounts not offset in the consolidated statement of financial position
Details	Gross amounts of recognized financial liabilities		Financial instruments	Cash collateral pledged	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Payables on derivatives	1,047,907	1,047,907	(499,494)	(275,272)	273,141
Payables on repurchase agreements and securities lending	8,243,787	8,243,787	(5,302,304)	(6,293)	2,935,190
Total	9,291,694	9,291,694	(5,801,798)	(281,565)	3,208,331

	2024
		Net amounts of financial liabilities presented in the consolidated statement of financial position	Related amounts not offset in the consolidated statement of financial position
Details	Gross amounts of recognized financial liabilities		Financial instruments	Cash collateral pledged	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Payables on derivatives	819,473	819,473	(310,932)	(1,115,338)	(606,797)
Payables on repurchase agreements and securities lending	9,060,710	9,060,710	(6,692,254)	(362,723)	2,005,733
Total	9,880,183	9,880,183	(7,003,186)	(1,478,061)	1,398,936

Schedule of VAR by Risk Type
As of December 31, 2025 and 2024, the Group’s VaR by risk type is as follows:

	2025	2024
	S/(000)	S/(000)

Interest rate risk	27,569	29,138
Price risk	1,631	933
Volatility risk	286	462
Diversification effect	(611)	(1,685)
Consolidated VaR by type of risk	28,875	28,848

Schedule of Results of Sensitivity Analysis Regarding Changes in Interest Rates
The results of the sensitivity analysis regarding changes in interest rates at December 31, 2025 and 2024 are presented below:

2025
Currency	Changes in basis points		Sensitivity of net profit		Sensitivity of net economic value
			S/(000)		S/(000)
Soles	+/-	50	+/-	51,429	-/+	297,149
Soles	+/-	75	+/-	77,143	-/+	445,724
Soles	+/-	100	+/-	102,857	-/+	594,298
Soles	+/-	150	+/-	154,286	-/+	891,447
U.S. Dollar	+/-	50	+/-	173,047	+/-	338,248
U.S. Dollar	+/-	75	+/-	259,571	+/-	507,372
U.S. Dollar	+/-	100	+/-	346,095	+/-	676,496
U.S. Dollar	+/-	150	+/-	519,142	+/-	1,014,745

2024
Currency	Changes in basis points		Sensitivity of net profit		Sensitivity of net economic value
			S/(000)		S/(000)
Soles	+/-	50	+/-	30,754	-/+	425,783
Soles	+/-	75	+/-	46,132	-/+	638,675
Soles	+/-	100	+/-	61,509	-/+	851,567
Soles	+/-	150	+/-	92,263	-/+	1,277,350
U.S. Dollar	+/-	50	+/-	134,532	+/-	191,211
U.S. Dollar	+/-	75	+/-	201,798	+/-	286,816
U.S. Dollar	+/-	100	+/-	269,064	+/-	382,421
U.S. Dollar	+/-	150	+/-	403,595	+/-	573,632

Schedule of Information about Assets and Liabilities by Currencies
Foreign currency transactions are made at market exchange rates of the countries where Credicorp’s Subsidiaries are established. As of December 31, 2025 and 2024, the net open monetary position with effect on results and the equity position of the Group was as follows:

	2025			2024
	U.S. Dollar	Other currencies	Total	U.S. Dollar	Other currencies	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Total monetary assets	92,302,409	403,672	92,706,081	93,696,321	435,107	94,131,428
Total monetary liabilities	(82,319,334)	(78,107)	(82,397,441)	(86,859,546)	(104,858)	(86,964,404)
	9,983,075	325,565	10,308,640	6,836,775	330,249	7,167,024

Currency derivatives	(9,163,066)	174,608	(8,988,458)	(6,142,485)	144,889	(5,997,596)

Net monetary position with effect on consolidated statement of income	820,009	500,173	1,320,182	694,290	475,138	1,169,428

Net monetary position with effect on equity	1,157,602	2,355,753	3,513,355	754,769	2,291,428	3,046,197

Net monetary position	1,977,611	2,855,926	4,833,537	1,449,059	2,766,566	4,215,625

Schedule of Sensitivity Analysis
The sensitivity analysis of the foreign currency position with an effect on the consolidated income statement as of December 31, 2025 and December 31, 2024 is shown below, with the U.S. Dollar as the main currency of exposure:

Currency rate sensitivity	Change in currency rates	2025	2024
	%	S/(000)	S/(000)
Depreciation -
Soles in relation to U.S. Dollar	5	39,048	33,061
Soles in relation to U.S. Dollar	10	74,546	63,117

Appreciation -
Soles in relation to U.S. Dollar	5	(43,158)	(36,542)
Soles in relation to U.S. Dollar	10	(91,112)	(77,143)
The following is a sensitivity analysis of the foreign exchange position with effect on the consolidated statement of comprehensive income, with the U.S. Dollar, Boliviano, Colombian peso and Chilean peso as the main currencies of exposure. This analysis is shown as of December 31, 2025 and 2024:

Currency rate sensitivity	Change in currency rates	2025	2024
	%	S/(000)	S/(000)
Depreciation -
Soles in relation to U.S. Dollar	5	55,124	35,941
Soles in relation to U.S. Dollar	10	105,237	68,615

Appreciation -
Soles in relation to U.S. Dollar	5	(60,926)	(39,725)
Soles in relation to U.S. Dollar	10	(128,622)	(83,863)

Currency rate sensitivity	Change in currency rates	2025	2024
	%	S/(000)	S/(000)
Depreciation -
Soles in relation to Boliviano	5	38,056	45,842
Soles in relation to Boliviano	10	72,652	87,516

Appreciation -
Soles in relation to Boliviano	5	(42,062)	(50,667)
Soles in relation to Boliviano	10	(88,797)	(106,964)

Currency rate sensitivity	Change in currency rates	2025	2024
	%	S/(000)	S/(000)
Depreciation -
Soles in relation to Colombian Peso	5	49,115	42,919
Soles in relation to Colombian Peso	10	93,765	81,936

Appreciation -
Soles in relation to Colombian Peso	5	(54,285)	(47,437)
Soles in relation to Colombian Peso	10	(114,602)	(100,144)

Currency rate sensitivity	Change in currency rates	2025	2024
	%	S/(000)	S/(000)
Depreciation -
Soles in relation to Chilean Peso	5	24,882	20,272
Soles in relation to Chilean Peso	10	47,501	38,702

Appreciation -
Soles in relation to Chilean Peso	5	(27,501)	(22,406)
Soles in relation to Chilean Peso	10	(58,057)	(47,302)

Schedule of Cash Flows Associated with Remaining Contractual Maturities
The following table presents the cash outflows to be paid and cash inflows from financial assets to be collected by the Group, classified by remaining contractual maturities (including future interest payments), as of the date of the consolidated statement of financial position. The amounts disclosed in the table represent undiscounted contractual cash flows; therefore, they do not correspond to the balances presented in the statement of financial position, which represent values as of the end of the reporting period. Below, we present the detailed breakdown:

	2025						2024
	Up to a month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	Over 5 Year	Total	Up to a month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	Over 5 Year	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Financial assets	56,775,341	27,123,607	64,960,715	84,472,301	57,839,707	291,171,671	48,594,583	26,281,483	65,297,685	87,773,303	54,682,216	282,629,270

Financial liabilities by type -
Deposits and obligations	27,960,099	22,565,903	32,327,179	49,272,562	38,920,715	171,046,458	30,985,483	20,512,659	40,067,393	45,138,302	26,735,551	163,439,388
Payables from reverse purchase agreements and security lendings and due to banks and correspondents	5,316,312	3,911,664	2,468,798	4,853,520	3,765,726	20,316,020	3,697,052	5,382,691	4,441,442	4,079,266	3,918,189	21,518,640

Financial liabilities designated at fair value through profit or loss	1,055,893	–	–	–	–	1,055,893	151,485	–	–	–	–	151,485
Bonds and notes issued	453,752	521,224	3,251,896	9,223,703	3,436,539	16,887,114	3,185,435	2,213,666	4,260,484	6,629,122	3,062,721	19,351,428
Lease liabilities	245,001	25,443	77,893	299,620	80,465	728,422	31,147	33,499	93,536	229,166	104,285	491,633
Other liabilities	4,937,226	696,978	115,089	22,892	1,321,725	7,093,910	4,086,668	297,762	234,627	27,317	1,921,410	6,567,784
Total liabilities	39,968,283	27,721,212	38,240,855	63,672,297	47,525,170	217,127,817	42,137,270	28,440,277	49,097,482	56,103,173	35,742,156	211,520,358

Derivative financial liabilities -
Contractual amounts receivable (inflows)	720,741	480,314	1,080,425	1,560,389	183,588	4,025,457	1,960,811	3,420,416	4,858,373	1,013,090	20,320	11,273,010
Contractual amounts payable (outflows)	718,192	492,021	1,103,870	1,588,286	195,688	4,098,057	1,955,324	3,416,357	4,877,328	1,034,592	21,027	11,304,628
Total liabilities	2,549	(11,707)	(23,445)	(27,897)	(12,100)	(72,600)	5,487	4,059	(18,955)	(21,502)	(707)	(31,618)

Schedule of Actual Claims Compared with Previous Estimates
The following table presents the estimates of accumulated incurred claims measured under the PAA, mainly as of December 31, 2025:

	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Gross estimates of the undiscounted amount of the claims:
At the end of the claim year	1,923,936	1,620,489	1,179,383	1,426,645	1,597,362	2,162,977	1,397,741	1,680,689	1,399,261	1,490,574	15,879,057
1 year later	1,390	3,450	3,561	2,321	9,853	44,296	70,983	104,804	254,237	199,398	694,293
2 years later	1,447	83	2,196	2,788	2,045	8,055	30,262	72,363	101,636	98,789	319,664
3 years later	2,162	27	78	2,462	2,424	2,109	9,012	27,570	72,489	32,038	150,371
4 years later	232	622	41	130	1,513	3,386	2,211	9,711	23,323	17,705	58,874
5 years later	–	179	600	51	102	1,671	4,586	1,821	27,137	15,608	51,755
6 years later	–	–	158	968	20	27	2,639	3,139	2,454	11,794	21,199
7 years later	–	–	–	169	770	27	89	3,089	2,923	8,417	15,484
8 years later	–	–	–	–	216	350	13	15	2,711	11,742	15,047
9 years later	–	–	–	–	–	466	1,501	480	737	525	3,709
Accumulated gross claims and other directly attributable expenses paid for the year of occurrence	1,929,167	1,624,850	1,186,017	1,435,534	1,614,305	2,223,364	1,519,037	1,903,681	1,886,908	1,886,590	17,209,453
Liabilities / Gross Obligations accumulated by claims	12,904	6,087	12,615	11,535	38,043	148,659	233,355	346,916	576,782	1,058,432	2,445,328
Discount event	(1,570)	(756)	(1,377)	(1,164)	(3,273)	(8,802)	(18,875)	(25,155)	(37,617)	(50,549)	(149,138)
Effect of Risk Adjustment for non-financial risk	–	–	–	–	–	–	–	–	3,540	17,589	21,129
Gross LIC of the Temporary Regime and Definitive Regime	–	–	–	–	–	–	–	–	–	–	32,599
Gross provision for incurred claims	11,334	5,331	11,238	10,371	34,770	139,857	214,480	321,761	542,705	1,025,472	2,349,918

As of December 31, 2025, liabilities for incurred claims amounting to S/3,686.0 million also include liabilities related to the pension and SCTR businesses of approximately S/1,223.0 million, as well as other minor liabilities amounting to S/113.0 million, the uncertainty regarding the amount and timing of payments of which is typically resolved within a period of less than one year.
The following table presents the estimates of accumulated incurred claims measured under the PAA, mainly as of December 31, 2024:

	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Gross estimates of the undiscounted amount of the claims:
At the end of the claim year	1,637,838	1,047,428	1,602,775	1,152,556	1,426,087	1,548,529	2,106,530	1,379,742	1,564,601	1,491,978	14,958,064
1 year later	2,458	1,999	2,917	5,830	15,447	21,123	107,965	167,943	172,015	670,047	1,167,744
2 years later	2,052	164	1,889	3,469	4,180	11,051	39,861	127,303	85,383	217,606	492,958
3 years later	3,390	82	92	2,122	2,880	3,500	11,137	31,737	59,927	94,077	208,944
4 years later	–	1,533	46	90	2,389	4,431	4,203	9,776	22,453	67,570	112,491
5 years later	–	–	843	75	144	3,446	6,419	4,076	9,912	17,756	42,671
6 years later	–	–	–	811	81	111	5,158	4,783	4,248	38,738	53,930
7 years later	–	–	–	–	1,419	30	30	2,316	3,339	5,486	12,620
8 years later	–	–	–	–	–	1,028	46	92	2,328	3,322	6,816
9 years later	–	–	–	–	–	–	297	854	244	2,557	3,952
Accumulated gross claims and other directly attributable expenses paid for the year of occurrence	1,645,738	1,051,206	1,608,562	1,164,953	1,452,627	1,593,249	2,281,646	1,728,622	1,924,450	2,609,137	17,060,190
Liabilities / Gross Obligations accumulated by claims	8,317	6,919	7,909	18,380	30,226	56,998	222,417	466,484	454,110	1,698,314	2,970,074
Discount event	(1,614)	(1,021)	(1,015)	(1,900)	(2,849)	(4,729)	(15,369)	(34,248)	(34,104)	(93,068)	(189,917)
Effect of Risk Adjustment for non-financial risk	–	–	–	–	–	–	–	–	–	28,729	28,729
Gross LIC of the Temporary Regime and Definitive Regime	–	–	–	–	–	–	–	–	–	–	39,082
Gross provision for incurred claims	6,703	5,898	6,894	16,480	27,377	52,269	207,048	432,236	420,006	1,633,975	2,847,968
As of December 31, 2024, liabilities for incurred claims amounting to S/3,857.0 million also include liabilities related to the pension and SCTR businesses of approximately S/1,001.0 million, as well as other minor liabilities amounting to S/8.0 million, the uncertainty regarding the amount and timing of payments of which is typically resolved within a period of less than one year.

Schedule of Analysis of Financial Instruments Measured at Fair Value by Level in Fair Value Hierarchy
The following table analyses financial instruments measured at fair value at the reporting date, by the level in the fair value hierarchy into which the fair value measurement is categorized. The amounts are based on the values recognized in the consolidated statement of financial position:

	2025				2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Derivative financial instruments:
Foreign currency forwards	–	547,175	–	547,175	–	161,495	–	161,495
Interest rate swaps	–	455,613	–	455,613	–	489,602	–	489,602
Currency swaps	–	223,448	–	223,448	–	219,648	–	219,648
Foreign exchange options	–	5,532	–	5,532	–	3,018	–	3,018
Cross currency swaps	–	–	–	–	–	29,551	–	29,551
Futures	–	97	–	97	–	1,477	–	1,477
	–	1,231,865	–	1,231,865	–	904,791	–	904,791

Investments at fair value through profit of loss	2,499,724	681,939	1,775,573	4,957,236	2,512,497	625,116	1,577,730	4,715,343
Financial assets at fair value through profit of loss	985,836	6,593	–	992,429	930,627	2,107	–	932,734

Investments at fair value through other comprehensive income:
Debt Instruments
Corporate bonds	4,512,131	8,841,584	90,084	13,443,799	7,094,584	7,292,412	–	14,386,996
Government bonds	10,079,754	2,808,308	–	12,888,062	11,565,309	902,942	–	12,468,251
Certificates of deposit BCRP	390,875	10,493,155	–	10,884,030	–	11,435,757	–	11,435,757
Securitization instruments	–	1,003,639	–	1,003,639	–	714,738	–	714,738
Subordinated bonds	100,258	95,177	–	195,435	42,493	127,455	–	169,948
Negotiable certificates of deposit	–	246,569	–	246,569	–	438,988	–	438,988
Other instruments	10,876	168,577	102,741	282,194	–	282,104	98,592	380,696
Equity instruments	2	77,894	12,425	90,321	15,307	118,735	13,222	147,264
	15,093,896	23,734,903	205,250	39,034,049	18,717,693	21,313,131	111,814	40,142,638

Total financial assets	18,579,456	25,655,300	1,980,823	46,215,579	22,160,817	22,845,145	1,689,544	46,695,506

Financial liabilities
Derivatives financial instruments:
Interest rate swaps	–	396,355	–	396,355	–	353,647	–	353,647
Currency swaps	–	346,591	–	346,591	–	230,848	–	230,848
Foreign currency forwards	–	300,695	–	300,695	–	210,947	–	210,947
Cross currency swaps	–	–	–	–	–	15,491	–	15,491
Foreign exchange options	–	4,263	–	4,263	–	8,420	–	8,420
Futures	–	3	–	3	–	120	–	120
	–	1,047,907	–	1,047,907	–	819,473	–	819,473
Financial liabilities at fair value through profit or loss	–	1,055,893	–	1,055,893	–	151,485	–	151,485

Total financial liabilities	–	2,103,800	–	2,103,800	–	970,958	–	970,958

Schedule of Carrying Amounts and Fair Values of Financial Instruments which are not Measured at Fair Value
We present below the disclosure of the comparison between the carrying amounts and fair values of the financial instruments, which are not measured at fair value, presented in the consolidated statement of financial position by level of the fair value hierarchy:

	2025					2024
	Level 1	Level 2	Level 3	Fair value	Carrying amount	Level 1	Level 2	Level 3	Fair value	Carrying amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and due from banks	–	49,044,457	–	49,044,457	49,044,457	–	47,655,196	–	47,655,196	47,655,196
Cash collateral, reverse repurchase agreements and securities borrowing	–	2,177,200	–	2,177,200	2,177,200	–	1,033,177	–	1,033,177	1,033,177
Investments at amortized cost	8,292,014	441,900	–	8,733,914	8,813,657	8,146,745	296,793	–	8,443,538	8,967,877
Loans, net	–	142,315,004	–	142,315,004	142,315,004	–	137,737,296	–	137,737,296	137,737,296
Due from customers on banker’s acceptances	–	345,906	–	345,906	345,906	–	528,184	–	528,184	528,184
Other assets (*)	–	5,102,543	–	5,102,543	5,102,543	–	3,269,019	–	3,269,019	3,269,019
Total	8,292,014	199,427,010	–	207,719,024	207,798,767	8,146,745	190,519,665	–	198,666,410	199,190,749

Liabilities
Deposits and obligations	–	170,401,633	–	170,401,633	170,401,633	–	161,842,066	–	161,842,066	161,842,066
Payables on repurchase agreements and securities lending	–	8,243,787	–	8,243,787	8,243,787	–	9,060,710	–	9,060,710	9,060,710
Due to Banks and correspondents and other entities	–	10,651,649	–	10,651,649	10,675,238	–	10,820,211	–	10,820,211	10,754,385
Due from customers on banker’s acceptances	–	345,906	–	345,906	345,906	–	528,184	–	528,184	528,184
Lease liabilities	–	612,259	–	612,259	612,259	–	404,817	–	404,817	404,817
Bond and notes issued	–	14,346,976	–	14,346,976	14,025,535	–	17,230,157	–	17,230,157	17,268,443
Other liabilities (**)	–	5,700,097	–	5,700,097	5,700,097	–	5,220,127	–	5,220,127	5,220,127
Total	–	210,302,307	–	210,302,307	210,004,455	–	205,106,272	–	205,106,272	205,078,732
(*) Corresponds to receivables, margin call, receivables from sale of investments and operations in process.
(**) Corresponds to accounts payable, salaries and other personnel expenses, accounts payable for acquisitions of investments, operations in process, allowance for indirect loan losses and dividends payable

Schedule of Net Assets under Administration of Balance Sheet
As of December 31, 2025, and 2024, the value of the net assets under administration off the balance sheet (in millions of soles) is as follows:

	2025	2024
Investment funds and mutual funds	66,353	64,430
Equity managed	51,368	39,372
Pension funds	33,538	32,437
Bank trusts	5,155	6,120
Total	156,414	142,359

Credit Risk Geographical Areawise
Disclosure of financial risk management [line Items]
Schedule of Concentration of Financial Instruments Exposed to Credit Risk
As of December 31, 2025 and 2024 financial instruments with exposure to credit risk were distributed by the following geographical areas:

	2025					2024
	At fair value through profit for loss					At fair value through profit for loss
	Held for trading, hedging and others (*)	Designated at inception	Financial assets at amortized cost	At fair value through other comprehensive income investments and hedging (**)	Total	Held for trading, hedging and others (*)	Designated at inception	Financial assets at amortized cost	At fair value through other comprehensive income investments and hedging(**)	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

America:
Peru	2,144,033	7,499	183,414,012	28,117,088	213,682,632	1,893,544	3,593	175,089,699	27,879,813	204,866,649
United States of America	707,411	616,657	3,242,867	5,975,716	10,542,651	757,151	845,577	3,228,496	7,360,645	12,191,869
Colombia	1,501,100	–	4,597,771	855,529	6,954,400	1,218,708	–	3,560,497	793,612	5,572,817
Bolivia	437,460	–	9,358,834	666,129	10,462,423	835,594	–	11,850,504	801,894	13,487,992
Chile	483,541	–	2,821,134	596,693	3,901,368	300,827	–	2,224,616	626,907	3,152,350
Brazil	8,847	–	1,460,091	299,662	1,768,600	9,037	–	1,632,544	268,174	1,909,755
Panama	5,435	–	338,265	307,071	650,771	43,748	–	359,932	229,945	633,625
Mexico	7,383	–	90,081	444,547	542,011	55,729	–	183,334	467,970	707,033
Canada	61,944	–	14,582	179,503	256,029	5,608	–	108,618	149,235	263,461
Europe:
United Kingdom	434,045	–	58,512	246,791	739,348	191,072	–	10,498	249,702	451,272
Spain	97,652	–	786,809	277,573	1,162,034	13,561	–	6,755	228,626	248,942
France	75,950	–	28,279	125,625	229,854	113,112	–	17,305	120,194	250,611
Switzerland	10	–	163	23,772	23,945	–	–	1,616	47,974	49,590
Luxembourg	79,281	–	336,275	5,316	420,872	77,777	–	7,474	2,961	88,212
Netherlands	–	–	2,436	13,501	15,937	–	–	728	35,014	35,742
Others in Europe	117,991	–	53,363	80,250	251,604	79,762	–	190,632	75,014	345,408
Others	26,341	368,273	1,195,293	819,960	2,409,867	24,904	83,564	717,501	804,958	1,630,927
Total	6,188,424	992,429	207,798,767	39,034,726	254,014,346	5,620,134	932,734	199,190,749	40,142,638	245,886,255
(*)It includes non-trading investments that did not pass SPPI test.
(**)OCI: Other comprehensive income.

Market Price Change Risk
Disclosure of financial risk management [line Items]
Schedule of Results of Sensitivity Analysis Regarding Changes in Interest Rates
The market price sensitivity tests as of December 31, 2025 and 2024 are presented below:

Equity securities
Measured at fair value through other comprehensive income	Change in market prices	2025	2024
	%	S/(000)	S/(000)

Equity securities	+/-10	9,032	14,726
Equity securities	+/-25	22,581	36,816
Equity securities	+/-30	27,097	44,179

Funds
Measured at fair value through profit or loss	Change in market prices	2025	2024
	%	S/(000)	S/(000)

Participation in mutual funds	+/-10	70,494	62,216
Participation in mutual funds	+/-25	176,234	155,539
Participation in mutual funds	+/-30	211,481	186,647
Restricted mutual funds	+/-10	33,616	31,820
Restricted mutual funds	+/-25	84,040	79,549
Restricted mutual funds	+/-30	100,848	95,459
Participation in RAL funds	+/-10	12,539	43,250
Participation in RAL funds	+/-25	31,348	108,126
Participation in RAL funds	+/-30	37,618	129,751
Investment funds	+/-10	149,817	140,196
Investment funds	+/-25	374,542	350,489
Investment funds	+/-30	449,451	420,587
Exchange Trade Funds	+/-10	3,410	3,931
Exchange Trade Funds	+/-25	8,524	9,827
Exchange Trade Funds	+/-30	10,229	11,793

Interest rate risk
Disclosure of financial risk management [line Items]
Schedule of Concentration of Financial Instruments Exposed to Credit Risk
The table below summarizes the Group’s exposure to interest rate risks. It includes the Group’s financial instruments at carrying amounts, categorized by the earlier of contractual re-pricing or maturity dates, what occurs first:

	2025
	Up to 1 month	1 to 3 months	3 to 12 months	1 to 5 years	More than 5 years	Non-interest bearing	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and cash collateral, reverse repurchase agreements and securities borrowing	37,746,584	759,032	1,095,107	2,167,637	2,882,800	6,570,497	51,221,657
Investments (*)	2,206,670	4,454,362	7,626,855	8,288,755	25,180,743	90,321	47,847,706
Loans, net	21,146,870	18,801,001	44,294,644	45,817,210	13,917,135	(1,661,856)	142,315,004
Financial assets designated at fair value through profit or loss	–	–	–	–	–	992,429	992,429
Reinsurance and insurance contract assets	708,560	–	–	–	–	–	708,560
Other assets (**)	544,074	133,545	1,332	–	72,840	4,708,147	5,459,938
Total assets	62,352,758	24,147,940	53,017,938	56,273,602	42,053,518	10,699,538	248,545,294

Liabilities
Deposits and obligations	26,910,364	22,259,382	28,940,310	52,514,477	39,448,884	328,216	170,401,633
Payables from repurchase agreements and securities lending and due to banks and correspondents	6,438,412	5,628,624	1,145,888	2,654,255	2,894,222	157,624	18,919,025
Insurance and reinsurance contract liability	136,545	210,611	599,093	2,460,841	7,610,781	3,246,284	14,264,155
Financial liabilities at fair value through profit or loss	–	–	–	–	–	1,055,893	1,055,893
Bonds and notes issued	226,853	423,133	2,866,745	7,532,602	2,707,559	268,643	14,025,535
Other liabilities (**)	1,219,594	25,236	10,043	12	129,525	4,678,502	6,062,912
Equity	–	–	–	–	–	39,096,109	39,096,109
Total liabilities and equity	34,931,768	28,546,986	33,562,079	65,162,187	52,790,971	48,831,271	263,825,262

Off-balance-sheet accounts
Derivative financial assets	–	353,115	823,935	–	–	–	1,177,050
Derivative financial liabilities	504,450	–	184,965	502,585	–	–	1,192,000
	(504,450)	353,115	638,970	(502,585)	–	–	(14,950)
Marginal gap	26,916,540	(4,045,931)	20,094,829	(9,391,170)	(10,737,453)	(38,131,733)	(15,294,918)
Accumulated gap	26,916,540	22,870,609	42,965,438	33,574,268	22,836,815	(15,294,918)	–
(*)Investments for trading purposes are not considered (investments at fair value through profit or loss and trading derivatives), because these instruments are part of the trading book and the Value at Risk methodology is used to measure market risks.
(**)Other assets and Other liabilities include only financial instruments, excluding accounts receivable and accounts payable, respectively, arising from trading derivatives.

	2024
	Up to 1 month	1 to 3 months	3 to 12 months	1 to 5 years	More than 5 years	Non-interest bearing	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and cash collateral, reverse repurchase agreements and securities borrowing	35,573,543	1,085,329	1,609,783	2,012,826	2,342,288	6,064,604	48,688,373
Investments (*)	1,548,776	3,604,634	10,192,970	12,690,421	20,926,450	147,264	49,110,515
Loans, net	19,023,450	17,337,262	40,333,482	46,077,476	16,239,454	(1,273,828)	137,737,296
Financial assets designated at fair value through profit or loss	–	–	–	–	–	932,734	932,734
Reinsurance and insurance contract assets	841,170	–	–	–	–	–	841,170
Other assets (**)	110,454	–	–	–	74,073	3,675,254	3,859,781
Total assets	57,097,393	22,027,225	52,136,235	60,780,723	39,582,265	9,546,028	241,169,869

Liabilities
Deposits and obligations	30,965,685	20,248,915	35,585,502	47,713,442	26,875,898	452,624	161,842,066
Payables from repurchase agreements and securities lending and due to banks and correspondents	3,371,128	6,893,979	4,410,854	1,749,262	3,074,502	315,370	19,815,095
Insurance and reinsurance contract liability	121,965	189,997	582,662	2,149,411	7,271,617	3,106,633	13,422,285
Financial liabilities at fair value through profit or loss	–	–	–	–	–	151,485	151,485
Bonds and notes issued	2,913,005	2,108,291	3,977,975	5,284,838	2,787,909	196,425	17,268,443
Other liabilities (**)	442,572	–	–	4	101,587	5,220,609	5,764,772
Equity	–	–	–	–	–	34,977,234	34,977,234
Total liabilities and equity	37,814,355	29,441,182	44,556,993	56,896,957	40,111,513	44,420,380	253,241,380

Off-balance-sheet accounts
Derivative financial assets	865,949	508,140	592,591	564,599	–	–	2,531,279
Derivative financial liabilities	1,382,049	112,920	354,289	658,699	–	–	2,507,957
	(516,100)	395,220	238,302	(94,100)	–	–	23,322
Marginal gap	18,766,938	(7,018,737)	7,817,544	3,789,666	(529,248)	(34,874,352)	(12,048,189)
Accumulated gap	18,766,938	11,748,201	19,565,745	23,355,411	22,826,163	(12,048,189)	–
(*)Investments for trading purposes are not considered (investments at fair value through profit or loss and trading derivatives), because these instruments are part of the trading book and the Value at Risk methodology is used to measure market risks.
(**)Other assets and Other liabilities include only financial instruments, excluding accounts receivable and accounts payable, respectively, arising from trading derivatives.